INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Intangible Assets
INTANGIBLE ASSETS

NOTE 7 –INTANGIBLE ASSETS

Other assets consist of the following:

	December 31,
	2012	2011
Patent costs	$224,971	$18,870
Website costs, net of amortization of $77,159 and $48,383 for the years ended December 31, 2012 and 2011, respectively	14,584	43,361
TOTAL INTANGIBLE ASSETS	$239,555	$62,231

Amortization expense for the years ended December 31, 2012 and 2011 was $28,776 and $29,159, respectively